Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 47,135.5		$ 60,584.3	$ 73,851.4
Income tax adjustments on prior years	(10,193.8)		(21,753.0)	(19,107.0)
Other income tax adjustments	(41.5)		152.9	152.8
Current income tax expense	36,900.2		38,984.2	54,897.2
Deferred income tax expense (benefit)
Effect of tax rate changes			(1,474.8)	561.8
The origination and reversal of temporary differences	(1,065.1)		(3,072.5)	(4,336.1)
Deferred income tax expense (benefit)	(1,065.1)		(4,547.3)	(3,774.3)
Income tax expense recognized in profit or loss	$ 35,835.1	$ 1,198.1	$ 34,436.9	$ 51,122.9